Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Summary of outstanding debt
The Company’s outstanding long-term debt consisted of the following:

(in millions)	Currency	Maturity Date	As of December 31, 2023	As of December 31, 2022
Term loans	USD	January 2027	$500	$500
Revolving credit facility	USD	January 2027	110	—
Senior notes	USD	October 2028	300	—
Total			910	500
Unamortized debt issuance costs			(6)	(1)
Total long-term debt			$904	$499
The Company’s outstanding debt consisted of the following:

(in millions)	Currency	Maturity Date	June 30, 2024	December 31, 2023
Term loans	USD	January 2027	$500	$500
Revolving credit facility	USD	January 2027	15	110
Senior notes	USD	October 2028	300	300
Total debt			815	910
Less: unamortized debt issuance costs			(5)	(6)
Total debt, net of unamortized debt issuance costs			810	904
Less: current portion of long-term debt			(25)	—
Long-term debt			$785	$904

Schedule of Principle Repayments of Long-Term Debt	As of December 31, 2023, the remaining aggregate scheduled principal repayments of the Company’s long-term debt are as follows:

(in millions)
2024	$—
2025	50
2026	50
2027	510
2028	300
Total	$910